UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Greater China Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Richard Bernstein Market Opportunities Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance

Greater China Growth Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
China — 50.3%
Auto Components — 2.4%
Nexteer Automotive Group, Ltd.	1,955,000	$1,962,372

		$1,962,372

Automobiles — 0.6%
Great Wall Motor Co., Ltd., Class H	692,000	$531,727

		$531,727

Banks — 9.3%
China Construction Bank Corp., Class H	6,494,110	$4,188,706
Industrial & Commercial Bank of China, Ltd., Class H	6,536,000	3,477,850

		$7,666,556

Commercial Services & Supplies — 0.5%
China Everbright International, Ltd.	381,000	$406,594

		$406,594

Electrical Equipment — 1.4%
Zhuzhou CRRC Times Electric Co., Ltd.	203,500	$1,134,561

		$1,134,561

Electronic Equipment, Instruments & Components — 0.7%
AAC Technologies Holdings, Inc.	68,500	$554,084

		$554,084

Food Products — 1.4%
China Mengniu Dairy Co., Ltd.	351,000	$585,560
Want Want China Holdings, Ltd.	809,000	574,068

		$1,159,628

Gas Utilities — 0.9%
China Resources Gas Group, Ltd.	274,000	$764,829

		$764,829

Health Care Providers & Services — 0.4%
iKang Healthcare Group, Inc. ADR(1)	18,183	$361,842

		$361,842

Household Durables — 1.0%
Haier Electronics Group Co., Ltd.	491,000	$799,409

		$799,409

Insurance — 6.1%
China Pacific Insurance (Group) Co., Ltd., Class H	452,200	$1,550,980
Ping An Insurance (Group) Co. of China, Ltd., Class H	779,500	3,502,911

		$5,053,891

Internet & Catalog Retail — 0.4%
Vipshop Holdings, Ltd. ADR(1)	27,159	$316,946

		$316,946

Internet Software & Services — 11.2%
Baidu, Inc. ADR(1)	3,416	$609,893
Tencent Holdings, Ltd.	386,800	8,584,577

		$9,194,470

1

Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.7%
China Petroleum & Chemical Corp., Class H	3,260,000	$2,208,052

		$2,208,052

Pharmaceuticals — 0.7%
Sino Biopharmaceutical, Ltd.	827,000	$560,591

		$560,591

Real Estate Management & Development — 3.5%
China Overseas Land & Investment, Ltd.	880,000	$2,640,407
China Vanke Co., Ltd., Class H	114,333	272,040

		$2,912,447

Software — 0.3%
Aisino Corp., Class A	72,800	$279,066

		$279,066

Technology Hardware, Storage & Peripherals — 0.5%
Lenovo Group, Ltd.	694,000	$424,879

		$424,879

Textiles, Apparel & Luxury Goods — 1.2%
ANTA Sports Products, Ltd.	437,000	$951,748

		$951,748

Wireless Telecommunication Services — 5.1%
China Mobile, Ltd.	367,000	$4,183,570

		$4,183,570

Total China (identified cost $34,842,484)		$41,427,262

Hong Kong — 24.5%
Diversified Financial Services — 2.7%
Hong Kong Exchanges and Clearing, Ltd.	94,421	$2,257,358

		$2,257,358

Electronic Equipment, Instruments & Components — 0.4%
PAX Global Technology, Ltd.	361,000	$304,939

		$304,939

Hotels, Restaurants & Leisure — 1.5%
Sands China, Ltd.	322,000	$1,228,226

		$1,228,226

Household Durables — 2.9%
Techtronic Industries Co., Ltd.	594,500	$2,383,559

		$2,383,559

Industrial Conglomerates — 4.0%
CK Hutchison Holdings, Ltd.	288,356	$3,339,512

		$3,339,512

Insurance — 8.0%
AIA Group, Ltd.	1,118,800	$6,562,484

		$6,562,484

Real Estate Investment Trusts (REITs) — 2.5%
Link REIT	330,500	$2,023,926

		$2,023,926

2

Security	Shares	Value
Real Estate Management & Development — 2.5%
Cheung Kong Property Holdings, Ltd.	203,856	$1,272,357
Hongkong Land Holdings, Ltd.	125,800	759,808

		$2,032,165

Total Hong Kong (identified cost $15,186,258)		$20,132,169

Luxembourg — 1.3%
Textiles, Apparel & Luxury Goods — 1.3%
Samsonite International SA	347,100	$1,038,665

		$1,038,665

Total Luxembourg (identified cost $869,852)		$1,038,665

Taiwan — 21.9%
Banks — 2.1%
CTBC Financial Holding Co., Ltd.	3,323,742	$1,740,057

		$1,740,057

Electronic Equipment, Instruments & Components — 5.1%
Delta Electronics, Inc.	221,000	$1,014,111
Hon Hai Precision Industry Co., Ltd.	820,710	2,011,256
Largan Precision Co., Ltd.	14,000	1,164,764

		$4,190,131

Food & Staples Retailing — 1.9%
President Chain Store Corp.	207,000	$1,568,939

		$1,568,939

Insurance — 1.4%
Cathay Financial Holding Co., Ltd.	994,929	$1,146,607

		$1,146,607

Multiline Retail — 1.1%
Poya International Co., Ltd.	79,790	$896,763

		$896,763

Semiconductors & Semiconductor Equipment — 9.8%
MediaTek, Inc.	91,000	$613,247
Taiwan Semiconductor Manufacturing Co., Ltd.	1,558,839	7,458,605

		$8,071,852

Technology Hardware, Storage & Peripherals — 0.5%
Adlink Technology, Inc.	209,293	$421,737

		$421,737

Total Taiwan (identified cost $13,676,133)		$18,036,086

United States — 0.3%
Food Products — 0.3%
Mead Johnson Nutrition Co.	2,947	$242,479

		$242,479

Total United States (identified cost $243,412)		$242,479

3

		Value
Total Common Stocks (identified cost $64,818,139)		$80,876,661

Short-Term Investments — 2.1%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/16	$1,734	$1,733,502

Total Short-Term Investments (identified cost $1,733,502)		$1,733,502

Total Investments — 100.4% (identified cost $66,551,641)		$82,610,163

Other Assets, Less Liabilities — (0.4)%		$(343,315)

Net Assets — 100.0%		$82,266,848

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open financial instruments at May 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,564,535

Gross unrealized appreciation	$21,989,346
Gross unrealized depreciation	(5,943,718)

Net unrealized appreciation	$16,045,628

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$316,946	$9,792,469		$—	$10,109,415
Consumer Staples	242,479	2,728,567		—	2,971,046
Energy	—	2,208,052		—	2,208,052
Financials	—	31,395,491		—	31,395,491
Health Care	361,842	560,591		—	922,433
Industrials	—	4,880,667		—	4,880,667
Information Technology	609,893	22,831,265		—	23,441,158
Telecommunication Services	—	4,183,570		—	4,183,570
Utilities	—	764,829		—	764,829
Total Common Stocks	$1,531,160	$79,345,501	*	$—	$80,876,661
Short-Term Investments	$—	$1,733,502		$—	$1,733,502
Total Investments	$1,531,160	$81,079,003		$—	$82,610,163

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 69.4%

Security	Shares	Value
Aerospace & Defense — 1.0%
Airbus Group SE	11,999	$746,649
Boeing Co. (The)	9,508	1,199,434
Honeywell International, Inc.	14,359	1,634,485
United Technologies Corp.	14,210	1,429,242

		$5,009,810

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	17,348	$1,788,405

		$1,788,405

Airlines — 0.1%
Norwegian Air Shuttle ASA(1)	14,772	$603,490

		$603,490

Auto Components — 0.5%
Compagnie Generale des Etablissements Michelin, Class B	8,785	$893,360
Continental AG	3,431	736,698
Delphi Automotive PLC	10,314	700,939

		$2,330,997

Automobiles — 0.2%
Bayerische Motoren Werke AG	10,413	$879,919

		$879,919

Banks — 5.9%
Banco Bilbao Vizcaya Argentaria SA	139,763	$925,422
Bankinter SA	111,602	848,242
Chemical Financial Corp.	33,165	1,306,701
Citigroup, Inc.	34,788	1,620,077
Commerzbank AG	63,645	545,788
CVB Financial Corp.	67,727	1,188,609
Danske Bank A/S	17,334	500,419
DNB ASA	50,910	651,251
Erste Group Bank AG(1)	22,576	603,932
Glacier Bancorp, Inc.	45,493	1,243,779
Great Western Bancorp, Inc.	26,219	891,970
HSBC Holdings PLC	312,052	2,016,935
ING Groep NV	74,508	921,991
JPMorgan Chase & Co.	42,023	2,742,841
KBC Groep NV(1)	12,140	718,076
Nordea Bank AB	95,185	923,826
Old National Bancorp	96,921	1,275,480
PNC Financial Services Group, Inc. (The)	8,118	728,509
Skandinaviska Enskilda Banken AB, Class A	62,206	596,397
Societe Generale SA	16,922	698,272
Standard Chartered PLC	61,269	468,036
SunTrust Banks, Inc.	14,725	645,250
Svenska Handelsbanken AB, Class A	47,039	602,473
Swedbank AB, Class A	26,836	590,766
U.S. Bancorp	24,073	1,030,806
United Bankshares, Inc.	17,814	709,175
Wells Fargo & Co.	57,969	2,940,188
Westamerica Bancorporation	23,753	1,155,583

		$29,090,794

1

Security	Shares	Value
Beverages — 0.7%
Anheuser-Busch Inbev SA/NV	7,056	$891,850
Coca-Cola Co. (The)	27,250	1,215,350
Diageo PLC	19,466	528,213
PepsiCo, Inc.	6,394	646,881

		$3,282,294

Capital Markets — 2.2%
3i Group PLC	139,237	$1,131,047
Ameriprise Financial, Inc.	5,803	589,991
Bank of New York Mellon Corp. (The)	17,043	716,829
BlackRock, Inc.	1,730	629,460
Charles Schwab Corp. (The)	19,303	590,286
Credit Suisse Group AG	37,338	514,126
Deutsche Bank AG(1)	30,191	539,767
Franklin Resources, Inc.	14,009	523,236
Goldman Sachs Group, Inc. (The)	4,952	789,745
Julius Baer Group, Ltd.	16,575	739,119
Morgan Stanley	20,838	570,336
Northern Trust Corp.	8,292	614,437
Schroders PLC	15,109	592,244
State Street Corp.	9,274	584,818
T. Rowe Price Group, Inc.	7,446	573,789
UBS Group AG	70,842	1,094,451

		$10,793,681

Chemicals — 4.4%
Air Liquide SA	7,505	$807,495
Air Products and Chemicals, Inc.	5,146	734,026
Akzo Nobel NV	15,179	1,029,236
Arkema SA	8,121	666,261
BASF SE	22,414	1,732,984
Chemtura Corp.(1)	41,080	1,096,014
Chr. Hansen Holding A/S	9,103	577,106
Clariant AG	63,025	1,126,218
Croda International PLC	16,485	700,776
Dow Chemical Co. (The)	15,575	799,932
E.I. du Pont de Nemours & Co.	11,513	753,065
Eastman Chemical Co.	7,451	546,605
Ecolab, Inc.	7,259	851,045
Givaudan SA	455	872,231
H.B. Fuller Co.	13,485	615,725
Koninklijke DSM NV	20,866	1,242,082
LyondellBasell Industries NV, Class A	7,059	574,320
Monsanto Co.	7,591	853,760
PPG Industries, Inc.	9,992	1,075,939
Praxair, Inc.	7,747	851,085
RPM International, Inc.	23,404	1,174,647
Sherwin-Williams Co. (The)	2,189	637,196
Sika AG	300	1,298,126
Symrise AG	14,346	900,203

		$21,516,077

Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	36,874	$1,259,985
Deluxe Corp.	8,990	585,519
ISS A/S	20,561	829,053
Tetra Tech, Inc.	40,473	1,238,474
UniFirst Corp.	10,635	1,230,150

		$5,143,181

2

Security	Shares	Value
Communications Equipment — 0.8%
Cisco Systems, Inc.	64,577	$1,875,962
InterDigital, Inc.	15,598	909,363
Nokia Oyj	99,635	569,515
Telefonaktiebolaget LM Ericsson, Class B	74,889	578,090

		$3,932,930

Construction & Engineering — 0.2%
Vinci SA	12,568	$946,499

		$946,499

Construction Materials — 0.3%
CRH PLC	23,122	$703,170
HeidelbergCement AG	11,063	947,158

		$1,650,328

Consumer Finance — 0.4%
American Express Co.	9,988	$656,811
Capital One Financial Corp.	7,760	568,343
Discover Financial Services	10,825	614,968

		$1,840,122

Containers & Packaging — 0.4%
Avery Dennison Corp.	8,728	$649,189
Ball Corp.	9,325	674,197
International Paper Co.	13,376	563,932

		$1,887,318

Distributors — 0.2%
Genuine Parts Co.	11,596	$1,123,884

		$1,123,884

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	14,701	$2,066,078
CME Group, Inc.	5,707	558,658
Deutsche Boerse AG	8,509	746,183
FactSet Research Systems, Inc.	3,953	628,804
Intercontinental Exchange, Inc.	2,305	624,932
Moody’s Corp.	5,642	556,527
S&P Global, Inc.	5,600	626,136

		$5,807,318

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	58,680	$2,297,322
Deutsche Telekom AG	32,699	581,245
Telefonica SA	51,639	539,382
Verizon Communications, Inc.	28,449	1,448,054

		$4,866,003

Electric Utilities — 0.3%
American Electric Power Co., Inc.	8,452	$547,098
Duke Energy Corp.	7,189	562,396
NextEra Energy, Inc.	4,769	572,852

		$1,682,346

Electrical Equipment — 0.6%
ABB, Ltd.	67,861	$1,413,027
Nexans SA(1)	17,343	892,670
Schneider Electric SE	11,417	738,079

		$3,043,776

3

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	13,259	$564,303
Corning, Inc.	27,354	571,425
Hexagon AB	16,170	628,089
TE Connectivity, Ltd.	11,636	698,160
Vishay Intertechnology, Inc.	81,491	1,056,123

		$3,518,100

Energy Equipment & Services — 1.7%
Baker Hughes, Inc.	11,543	$535,364
FMC Technologies, Inc.(1)	19,885	541,469
Halliburton Co.	22,955	968,242
Helmerich & Payne, Inc.	9,002	550,472
John Wood Group PLC	56,922	506,075
Schlumberger, Ltd.	22,107	1,686,764
SEACOR Holdings, Inc.(1)	18,390	1,055,034
Subsea 7 SA(1)	74,208	654,296
Technip SA	10,129	555,107
Tecnicas Reunidas SA	17,670	555,051
Tenaris SA	48,218	638,166

		$8,246,040

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	3,575	$531,853
CVS Health Corp.	8,391	809,312
Wal-Mart Stores, Inc.	14,872	1,052,640
Walgreens Boots Alliance, Inc.	11,025	853,335

		$3,247,140

Food Products — 0.6%
Mondelez International, Inc., Class A	13,442	$598,034
Nestle SA	34,949	2,582,718

		$3,180,752

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	15,318	$731,281
Compass Group PLC	45,190	841,382
InterContinental Hotels Group PLC	12,826	493,733
McDonald’s Corp.	16,215	1,979,203
Panera Bread Co., Class A(1)	2,608	571,543
Starbucks Corp.	30,627	1,681,116
Whitbread PLC	10,200	621,601
Wyndham Worldwide Corp.	19,660	1,324,888

		$8,244,747

Household Products — 0.5%
Procter & Gamble Co. (The)	23,399	$1,896,255
Reckitt Benckiser Group PLC	5,511	548,671

		$2,444,926

Industrial Conglomerates — 1.5%
3M Co.	10,098	$1,699,695
General Electric Co.	115,246	3,483,887
Roper Technologies, Inc.	4,319	738,895
Siemens AG	13,122	1,413,581

		$7,336,058

Insurance — 5.2%
Aflac, Inc.	8,621	$598,815
Ageas	32,648	1,318,901
Alleghany Corp.(1)	1,101	599,858
Allianz SE	12,868	2,101,675

4

Security	Shares	Value
Allstate Corp. (The)	8,145	$549,869
American Financial Group, Inc.	7,755	568,286
American International Group, Inc.	16,300	943,444
Aon PLC	5,397	589,730
Assicurazioni Generali SpA	47,048	681,926
Aviva PLC	110,145	716,689
AXA SA	51,203	1,286,605
Baloise Holding AG	9,831	1,214,610
Chubb, Ltd.	6,709	849,426
Hartford Financial Services Group, Inc.	11,928	538,788
Loews Corp.	13,910	563,077
Marsh & McLennan Cos., Inc.	9,157	605,003
MetLife, Inc.	12,243	557,669
Muenchener Rueckversicherungs-Gesellschaft AG	6,512	1,224,277
NN Group NV	21,137	705,540
Progressive Corp. (The)	15,823	526,906
Prudential Financial, Inc.	7,307	579,080
Prudential PLC	37,078	739,230
Sampo Oyj, Class A	23,352	1,039,635
SCOR SE	28,033	937,924
St. James’s Place PLC	41,750	559,361
Swiss Life Holding AG	3,951	1,023,835
Swiss Re AG	17,228	1,548,117
Travelers Cos., Inc. (The)	5,286	603,344
Willis Towers Watson PLC	4,515	578,010
Zurich Insurance Group AG	4,001	968,330

		$25,317,960

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(1)	5,059	$3,656,595
Priceline Group, Inc. (The)(1)	753	952,040

		$4,608,635

Internet Software & Services — 2.2%
Alphabet, Inc., Class A(1)	4,034	$3,020,861
Alphabet, Inc., Class C(1)	2,970	2,185,088
eBay, Inc.(1)	26,952	659,246
Facebook, Inc., Class A(1)	26,030	3,092,624
Rightmove PLC	9,075	554,887
United Internet AG	16,741	789,676
Yahoo! Inc.(1)	16,486	625,479

		$10,927,861

IT Services — 3.7%
Accenture PLC, Class A	11,824	$1,406,701
Amadeus IT Holding SA, Class A	15,714	727,536
Atos SE	9,619	889,412
Automatic Data Processing, Inc.	12,328	1,082,891
Capgemini SA	7,676	732,099
Cardtronics, Inc.(1)	30,418	1,195,123
Cognizant Technology Solutions Corp., Class A(1)	10,465	642,970
Fidelity National Information Services, Inc.	13,807	1,025,446
Fiserv, Inc.(1)	14,599	1,537,713
Indra Sistemas SA(1)	45,390	517,449
International Business Machines Corp.	13,853	2,129,760
InterXion Holding NV(1)	16,178	606,028
MasterCard, Inc., Class A	17,356	1,664,440
Paychex, Inc.	18,639	1,010,606
PayPal Holdings, Inc.(1)	17,268	652,558
Visa, Inc., Class A	27,904	2,202,742

		$18,023,474

5

Security	Shares	Value
Machinery — 1.1%
Atlas Copco AB, Class B	28,861	$688,507
Caterpillar, Inc.	10,734	778,322
Cummins, Inc.	5,349	612,300
Ingersoll-Rand PLC	11,639	777,602
ITT, Inc.	14,553	516,777
Schindler Holding AG PC	6,715	1,244,214
Wartsila Oyj Abp	16,588	687,559

		$5,305,281

Media — 2.7%
Comcast Corp., Class A	38,254	$2,421,478
Liberty Global PLC, Class C(1)	17,454	630,613
Omnicom Group, Inc.	23,951	1,995,837
ProSiebenSat.1 Media SE	14,456	727,284
RELX PLC	68,895	1,245,558
Time Warner, Inc.	13,261	1,003,327
Twenty-First Century Fox, Inc., Class A	39,475	1,140,038
Vivendi SA	34,730	687,958
Walt Disney Co. (The)	24,287	2,409,756
Wolters Kluwer NV	19,693	785,275

		$13,047,124

Metals & Mining — 0.7%
Commercial Metals Co.	47,650	$818,150
Kaiser Aluminum Corp.	14,029	1,202,426
Rio Tinto PLC	18,697	521,042
Salzgitter AG	21,170	676,120

		$3,217,738

Multi-Utilities — 0.1%
Dominion Resources, Inc.	7,454	$538,552

		$538,552

Multiline Retail — 0.2%
Nordstrom, Inc.	9,396	$356,860
Target Corp.	10,326	710,222

		$1,067,082

Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.	25,769	$2,602,669
ConocoPhillips	18,025	789,315
ENI SpA	77,370	1,179,969
EOG Resources, Inc.	11,277	917,497
Exxon Mobil Corp.	49,278	4,386,728
Frontline Ltd.	60,918	515,885
Galp Energia SGPS SA, Class B	45,302	592,691
Kinder Morgan, Inc.	29,238	528,623
Koninklijke Vopak NV	11,554	602,081
Neste Oyj	17,138	577,103
Occidental Petroleum Corp.	16,877	1,273,201
OMV AG	19,977	554,775
Phillips 66	13,279	1,067,100
Pioneer Natural Resources Co.	3,827	613,545
Repsol SA	44,680	573,775
Spectra Energy Corp.	17,660	562,648
Statoil ASA	37,168	587,562
Total SA	41,589	2,017,040
Valero Energy Corp.	8,404	459,699

		$20,401,906

6

Security	Shares	Value
Paper & Forest Products — 0.1%
UPM-Kymmene Oyj	32,086	$617,368

		$617,368

Personal Products — 0.1%
Unilever NV	13,049	$585,897

		$585,897

Pharmaceuticals — 2.0%
Bayer AG	6,433	$612,657
GlaxoSmithKline PLC	34,751	726,255
Johnson & Johnson	26,578	2,995,075
Novartis AG	19,744	1,569,104
Novo Nordisk A/S, Class B	19,371	1,084,070
Roche Holding AG PC	5,970	1,568,056
Sanofi	11,052	908,390
Teva Pharmaceutical Industries, Ltd.	9,064	470,765

		$9,934,372

Professional Services — 0.2%
Bureau Veritas SA	34,204	$735,213

		$735,213

Real Estate Investment Trusts (REITs) — 5.6%
American Tower Corp.	6,179	$653,615
AvalonBay Communities, Inc.	2,927	526,509
Boston Properties, Inc.	4,323	543,099
British Land Co. PLC (The)	60,883	651,922
Crown Castle International Corp.	6,336	575,372
Derwent London PLC	15,238	726,026
DiamondRock Hospitality Co.	84,848	758,541
Duke Realty Corp. REIT	24,881	588,933
EastGroup Properties, Inc.	20,205	1,293,726
Equity Residential	7,374	510,355
Essex Property Trust, Inc.	2,422	550,351
Federal Realty Investment Trust	3,519	539,076
Government Properties Income Trust	69,864	1,369,334
Hammerson PLC	101,837	853,687
Kimco Realty Corp.	19,222	541,676
Klepierre	15,252	697,091
Land Securities Group PLC	40,111	676,021
LTC Properties, Inc.	26,187	1,220,838
Merlin Properties Socimi SA	44,406	488,552
Monogram Residential Trust, Inc.	99,322	1,007,125
Pennsylvania Real Estate Investment Trust	44,732	943,845
Physicians Realty Trust	64,525	1,225,330
Potlatch Corp.	23,683	809,485
ProLogis, Inc.	12,810	608,859
Public Storage	2,086	529,239
QTS Realty Trust, Inc., Class A	19,179	990,979
Regency Centers Corp.	7,349	562,933
Retail Opportunity Investments Corp.	61,548	1,244,501
Simon Property Group, Inc.	4,431	875,743
STAG Industrial, Inc.	49,136	1,049,054
Unibail-Rodamco SE	3,291	885,116
Vornado Realty Trust	5,860	559,747
Washington Real Estate Investment Trust	41,430	1,227,571
Weingarten Realty Investors REIT	14,761	555,456
Wereldhave NV	15,218	774,714

		$27,614,421

7

Security	Shares	Value
Real Estate Management & Development — 0.4%
Deutsche Wohnen AG, Bearer Shares	14,914	$479,292
Swiss Prime Site AG	14,950	1,281,448

		$1,760,740

Road & Rail — 0.3%
Union Pacific Corp.	18,717	$1,575,784

		$1,575,784

Semiconductors & Semiconductor Equipment — 2.7%
Advanced Energy Industries, Inc.(1)	32,426	$1,237,700
Analog Devices, Inc.	9,280	542,880
Applied Materials, Inc.	26,727	652,673
ARM Holdings PLC	36,013	515,844
ASML Holding NV	8,866	884,372
Broadcom, Ltd.	4,897	755,901
Intel Corp.	63,013	1,990,581
Intersil Corp.	72,973	986,595
MKS Instruments, Inc.	32,822	1,345,045
QUALCOMM, Inc.	18,442	1,012,835
Silicon Laboratories, Inc.(1)	24,701	1,228,875
Tessera Technologies, Inc.	36,976	1,193,215
Texas Instruments, Inc.	16,098	975,539

		$13,322,055

Software — 2.8%
Adobe Systems, Inc.(1)	7,746	$770,495
AVG Technologies NV(1)	27,672	531,856
CDK Global, Inc.	11,853	655,471
Dassault Systemes SA	10,148	808,397
Intuit, Inc.	10,466	1,116,304
Microsoft Corp.	90,140	4,777,420
Oracle Corp.	43,086	1,732,057
Sage Group PLC (The)	63,474	562,870
salesforce.com, inc.(1)	8,707	728,863
SAP SE	19,495	1,578,893
Temenos Group AG	11,279	626,243

		$13,888,869

Specialty Retail — 1.3%
Hennes & Mauritz AB, Class B	26,906	$825,884
Home Depot, Inc. (The)	20,387	2,693,531
Lowe’s Cos., Inc.	20,509	1,643,386
TJX Cos., Inc. (The)	16,426	1,250,347

		$6,413,148

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	63,149	$6,306,059
Electronics for Imaging, Inc.(1)	27,656	1,212,163
EMC Corp.	33,133	926,067
Hewlett Packard Enterprise Co.	32,906	607,774

		$9,052,063

Textiles, Apparel & Luxury Goods — 0.7%
Compagnie Financiere Richemont SA, Class A	14,438	$851,013
Hermes International	2,298	831,187
NIKE, Inc., Class B	24,416	1,348,252
Swatch Group AG (The), Bearer Shares	1,781	523,931

		$3,554,383

8

Security	Shares	Value
Thrifts & Mortgage Finance — 0.5%
Aareal Bank AG	35,173	$1,292,021
Astoria Financial Corp.	76,713	1,225,874

		$2,517,895

Tobacco — 0.5%
Altria Group, Inc.	12,151	$773,290
British American Tobacco PLC	12,060	733,637
Philip Morris International, Inc.	11,064	1,091,795

		$2,598,722

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC	293,269	$979,437

		$979,437

Total Common Stocks (identified cost $325,449,014)		$341,042,915

U.S. Treasury Obligations — 7.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note:
0.625%, 4/30/18	$1,450	$1,443,559
0.75%, 12/31/17	3,199	3,195,151
0.75%, 3/31/18	1,736	1,732,005
0.875%, 3/31/18	1,998	1,997,422
0.875%, 4/15/19	1,003	998,630
1.00%, 8/15/18	3,282	3,287,441
1.25%, 11/30/18	1,776	1,788,084
1.375%, 7/31/18	2,671	2,697,249
1.375%, 9/30/18	433	437,642
1.50%, 8/31/18	1,232	1,247,654
1.50%, 12/31/18	5,263	5,333,831
2.375%, 7/31/17	1,232	1,254,211
2.375%, 5/31/18	721	742,044
2.375%, 6/30/18	4,840	4,987,659
2.625%, 1/31/18	5,176	5,327,023
2.75%, 12/31/17	329	338,716
2.75%, 2/28/18	329	339,789
2.875%, 3/31/18	755	782,457

Total U.S. Treasury Obligations (identified cost $37,726,146)		$37,930,567

Exchange-Traded Funds(2) — 21.0%

Security	Shares	Value
Equity Funds — 3.1%
VanEck Vectors Junior Gold Miners ETF	442,676	$15,006,716

		$15,006,716

Municipal Bond Funds — 15.7%
VanEck Vectors High-Yield Municipal Index ETF	2,417,694	$77,003,554

		$77,003,554

9

Security	Shares	Value
Short-Term Fixed Income Funds — 2.2%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,017,810

		$11,017,810

Total Exchange-Traded Funds (identified cost $97,395,374)		$103,028,080

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.51%(3)	$10,473	$10,473,399

Total Short-Term Investments (identified cost $10,473,399)		$10,473,399

Total Investments — 100.3% (identified cost $471,043,933)		$492,474,961

Other Assets, Less Liabilities — (0.3)%		$(1,278,617)

Net Assets — 100.0%		$491,196,344

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2016 was $184,330.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	55.4%	$271,929,737
Switzerland	4.6	22,757,077
United Kingdom	4.4	21,782,924
Germany	3.8	18,505,421
France	3.7	18,360,824
Netherlands	1.5	7,551,319
Sweden	1.1	5,434,032
Spain	1.1	5,175,409
Finland	0.7	3,491,180
Denmark	0.6	2,990,648
Belgium	0.6	2,928,827
Norway	0.5	2,358,188
Italy	0.4	1,861,895
Austria	0.2	1,158,707
Singapore	0.2	755,901
Ireland	0.2	703,170
Luxembourg	0.1	638,166
Portugal	0.1	592,691
Israel	0.1	470,765
Exchange-Traded Funds	21.0	103,028,080

Total Investments	100.3%	$492,474,961

10

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	60,882,955	EUR	53,000,000	Morgan Stanley & Co. International PLC	6/6/16	$1,905,222	$—

Abbreviations:

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At May 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: During the fiscal year to date ended May 31, 2016, the Fund entered into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

At May 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $1,905,222.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$470,941,727

Gross unrealized appreciation	$31,028,257
Gross unrealized depreciation	(9,495,023)

Net unrealized appreciation	$21,533,234

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$30,325,136	$10,944,783		$—	$41,269,919
Consumer Staples	9,468,745	5,870,986		—	15,339,731
Energy	18,538,370	10,109,576		—	28,647,946
Financials	62,901,623	41,841,308		—	104,742,931
Health Care	2,995,075	6,939,297		—	9,934,372
Industrials	20,548,956	10,938,541		—	31,487,497
Information Technology	61,701,980	10,963,372		—	72,665,352
Materials	14,471,253	14,417,576		—	28,888,829
Telecommunication Services	3,745,376	2,100,064		—	5,845,440
Utilities	2,220,898	—		—	2,220,898
Total Common Stocks	$226,917,412	$114,125,503	*	$—	$341,042,915
U.S. Treasury Obligations	$—	$37,930,567		$—	$37,930,567
Exchange-Traded Funds	103,028,080	—		—	103,028,080
Short-Term Investments	—	10,473,399		—	10,473,399
Total Investments	$329,945,492	$162,529,469		$—	$492,474,961
Forward Foreign Currency Exchange Contracts	$—	$1,905,222		$—	$1,905,222
Total	$329,945,492	$164,434,691		$—	$494,380,183

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Eaton Vance

Richard Bernstein Equity Strategy Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.3%

Security	Shares	Value
Aerospace & Defense — 1.0%
Airbus Group SE	28,079	$1,747,243
Boeing Co. (The)	15,449	1,948,891
Honeywell International, Inc.	12,952	1,474,326
United Technologies Corp.	37,112	3,732,725

		$8,903,185

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	33,373	$3,440,423

		$3,440,423

Airlines — 0.2%
Norwegian Air Shuttle ASA(1)	50,472	$2,061,964

		$2,061,964

Auto Components — 0.7%
Compagnie Generale des Etablissements Michelin, Class B	20,203	$2,054,473
Continental AG	8,764	1,881,791
Delphi Automotive PLC	37,223	2,529,675

		$6,465,939

Automobiles — 0.2%
Bayerische Motoren Werke AG	21,081	$1,781,385

		$1,781,385

Banks — 7.3%
Banco Bilbao Vizcaya Argentaria SA	264,474	$1,751,179
Bankinter SA	266,157	2,022,953
Chemical Financial Corp.	50,939	2,006,997
Citigroup, Inc.	74,362	3,463,038
Commerzbank AG	165,458	1,418,886
CVB Financial Corp.	120,668	2,117,723
Danske Bank A/S	63,471	1,832,359
DNB ASA	131,448	1,681,510
Erste Group Bank AG	64,215	1,717,819
Glacier Bancorp, Inc.	71,620	1,958,091
Great Western Bancorp, Inc.	65,364	2,223,683
HSBC Holdings PLC	634,165	4,098,898
ING Groep NV	129,341	1,600,515
JPMorgan Chase & Co.	92,179	6,016,523
KBC Groep NV(1)	29,830	1,764,432
Nordea Bank AB	165,233	1,603,683
Old National Bancorp	179,530	2,362,615
PacWest Bancorp	37,756	1,573,670
PNC Financial Services Group, Inc. (The)	20,923	1,877,630
Skandinaviska Enskilda Banken AB, Class A	166,831	1,599,483
Societe Generale SA	47,543	1,961,821
Standard Chartered PLC	150,198	1,147,367
SunTrust Banks, Inc.	48,474	2,124,131
Svenska Handelsbanken AB, Class A	144,623	1,852,324
Swedbank AB, Class A	87,255	1,920,827
U.S. Bancorp	45,308	1,940,089
United Bankshares, Inc.	34,806	1,385,627

Security	Shares	Value
Wells Fargo & Co.	119,567	$6,064,438
Westamerica Bancorporation	36,798	1,790,223

		$64,878,534

Beverages — 0.6%
Anheuser-Busch Inbev SA/NV	15,880	$2,007,167
Coca-Cola Co. (The)	39,534	1,763,216
PepsiCo, Inc.	17,797	1,800,523

		$5,570,906

Biotechnology — 0.2%
Celgene Corp.(1)	18,253	$1,926,057

		$1,926,057

Capital Markets — 3.3%
3i Group PLC	265,785	$2,159,019
Ameriprise Financial, Inc.	19,105	1,942,405
Bank of New York Mellon Corp. (The)	47,254	1,987,503
BlackRock, Inc.	5,262	1,914,579
Charles Schwab Corp. (The)	63,544	1,943,175
Credit Suisse Group AG	72,457	997,697
Deutsche Bank AG(1)	99,386	1,776,865
Franklin Resources, Inc.	46,117	1,722,470
Goldman Sachs Group, Inc. (The)	11,438	1,824,132
Julius Baer Group, Ltd.	37,636	1,678,279
Morgan Stanley	68,597	1,877,500
Northern Trust Corp.	27,297	2,022,708
Schroders PLC	43,540	1,706,684
State Street Corp.	30,529	1,925,159
T. Rowe Price Group, Inc.	24,513	1,888,972
UBS Group AG	148,983	2,301,665

		$29,668,812

Chemicals — 5.2%
Air Liquide SA	17,359	$1,867,728
Air Products and Chemicals, Inc.	12,732	1,816,092
Akzo Nobel NV	29,541	2,003,074
Arkema SA	26,492	2,173,450
BASF SE	37,718	2,916,244
Chemtura Corp.(1)	68,912	1,838,572
Chr. Hansen Holding A/S	29,668	1,880,871
Clariant AG	108,570	1,940,079
Croda International PLC	39,268	1,669,280
Dow Chemical Co. (The)	34,896	1,792,259
E.I. du Pont de Nemours & Co.	27,794	1,818,006
Eastman Chemical Co.	24,530	1,799,521
Ecolab, Inc.	16,670	1,954,391
Givaudan SA	999	1,915,075
H.B. Fuller Co.	44,391	2,026,893
Koninklijke DSM NV	35,501	2,113,254
LyondellBasell Industries NV, Class A	20,574	1,673,901
Monsanto Co.	19,382	2,179,893
PPG Industries, Inc.	16,554	1,782,535
Praxair, Inc.	15,970	1,754,464
RPM International, Inc.	40,105	2,012,870
Sherwin-Williams Co. (The)	6,244	1,817,566
Sika AG	503	2,176,524
Symrise AG	29,371	1,843,012

		$46,765,554

Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	65,868	$2,250,710
Deluxe Corp.	29,596	1,927,587

Security	Shares	Value
ISS A/S	50,416	$2,032,855
Tetra Tech, Inc.	64,681	1,979,239
UniFirst Corp.	17,119	1,980,155

		$10,170,546

Communications Equipment — 1.1%
Cisco Systems, Inc.	157,653	$4,579,820
InterDigital, Inc.	33,483	1,952,059
Nokia Oyj	312,218	1,784,642
Telefonaktiebolaget LM Ericsson, Class B	194,259	1,499,542

		$9,816,063

Construction & Engineering — 0.2%
Vinci SA	26,271	$1,978,475

		$1,978,475

Construction Materials — 0.5%
CRH PLC	67,833	$2,062,890
HeidelbergCement AG	23,126	1,979,930

		$4,042,820

Consumer Finance — 0.6%
American Express Co.	29,447	$1,936,435
Capital One Financial Corp.	25,545	1,870,916
Discover Financial Services	35,634	2,024,367

		$5,831,718

Containers & Packaging — 0.6%
Avery Dennison Corp.	25,585	$1,903,012
Ball Corp.	25,618	1,852,182
International Paper Co.	44,033	1,856,431

		$5,611,625

Distributors — 0.2%
Genuine Parts Co.	18,386	$1,781,971

		$1,781,971

Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(1)	29,762	$4,182,751
CME Group, Inc.	18,788	1,839,157
Deutsche Boerse AG	21,722	1,904,876
FactSet Research Systems, Inc.	13,820	2,198,347
Intercontinental Exchange, Inc.	7,590	2,057,801
Moody’s Corp.	18,573	1,832,041
S&P Global, Inc.	18,434	2,061,106

		$16,076,079

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	121,928	$4,773,481
Deutsche Telekom AG	107,641	1,913,384
Telefonica SA	169,989	1,775,578
Verizon Communications, Inc.	38,279	1,948,401

		$10,410,844

Electric Utilities — 0.6%
American Electric Power Co., Inc.	21,480	$1,390,400
Duke Energy Corp.	22,627	1,770,110
NextEra Energy, Inc.	15,213	1,827,386

		$4,987,896

Electrical Equipment — 0.7%
ABB, Ltd.	114,447	$2,383,057
Nexans SA(1)	43,892	2,259,187
Schneider Electric SE	30,385	1,964,311

		$6,606,555

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	43,650	$1,857,744
Corning, Inc.	90,047	1,881,082
Hexagon AB	53,230	2,067,604
TE Connectivity, Ltd.	35,965	2,157,900
Vishay Intertechnology, Inc.	145,634	1,887,417

		$9,851,747

Energy Equipment & Services — 2.9%
Baker Hughes, Inc.	38,000	$1,762,440
FMC Technologies, Inc.(1)	65,459	1,782,449
Halliburton Co.	60,091	2,534,638
Helmerich & Payne, Inc.	29,635	1,812,180
John Wood Group PLC	187,380	1,665,934
Schlumberger, Ltd.	81,150	6,191,745
SEACOR Holdings, Inc.(1)	35,598	2,042,257
Subsea 7 SA(1)	244,378	2,154,695
Technip SA	33,344	1,827,376
Tecnicas Reunidas SA	59,035	1,854,410
Tenaris SA	158,730	2,100,793

		$25,728,917

Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.	26,926	$1,905,822
Walgreens Boots Alliance, Inc.	21,476	1,662,243

		$3,568,065

Food Products — 0.6%
Nestle SA	67,181	$4,964,650

		$4,964,650

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	54,110	$2,583,212
Compass Group PLC	124,540	2,318,781
InterContinental Hotels Group PLC	43,187	1,662,472
McDonald’s Corp.	32,051	3,912,145
Panera Bread Co., Class A(1)	8,586	1,881,622
Starbucks Corp.	51,170	2,808,721
Whitbread PLC	25,004	1,523,776
Wyndham Worldwide Corp.	44,562	3,003,033

		$19,693,762

Household Products — 0.5%
Procter & Gamble Co. (The)	29,084	$2,356,968
Reckitt Benckiser Group PLC	18,141	1,806,105

		$4,163,073

Industrial Conglomerates — 2.1%
3M Co.	33,103	$5,571,897
General Electric Co.	271,462	8,206,296
Roper Technologies, Inc.	11,167	1,910,450
Siemens AG	25,707	2,769,314

		$18,457,957

Insurance — 6.8%
Aflac, Inc.	28,380	$1,971,275
Ageas	50,610	2,044,523
Alleghany Corp.(1)	4,804	2,617,363
Allianz SE	23,029	3,761,227
Allstate Corp. (The)	26,814	1,810,213
American Financial Group, Inc.	43,045	3,154,338
American International Group, Inc.	33,564	1,942,684
Aon PLC	17,766	1,941,291
Assicurazioni Generali SpA	103,282	1,496,997

Security	Shares	Value
Aviva PLC	254,453	$1,655,668
AXA SA	94,655	2,378,447
Baloise Holding AG	24,158	2,984,698
Chubb, Ltd.	14,719	1,863,573
Hartford Financial Services Group, Inc.	39,267	1,773,690
Loews Corp.	45,789	1,853,539
Marsh & McLennan Cos., Inc.	30,146	1,991,746
MetLife, Inc.	40,302	1,835,756
Muenchener Rueckversicherungs-Gesellschaft AG	11,206	2,106,765
NN Group NV	63,833	2,130,705
Progressive Corp. (The)	52,087	1,734,497
Prudential Financial, Inc.	24,055	1,906,359
Prudential PLC	84,651	1,687,700
Sampo Oyj, Class A	39,587	1,762,421
SCOR SE	53,856	1,801,906
St. James’s Place PLC	127,379	1,706,607
Swiss Life Holding AG	7,212	1,868,868
Swiss Re AG	22,711	2,040,822
Travelers Cos., Inc. (The)	15,573	1,777,502
Willis Towers Watson PLC	14,865	1,903,017
Zurich Insurance Group AG	6,875	1,663,900

		$61,168,097

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	10,729	$7,754,814
Priceline Group, Inc. (The)(1)	1,790	2,263,151

		$10,017,965

Internet Software & Services — 2.9%
Alphabet, Inc., Class A(1)	8,261	$6,186,250
Alphabet, Inc., Class C(1)	8,283	6,093,969
eBay, Inc.(1)	55,778	1,364,330
Facebook, Inc., Class A(1)	57,296	6,807,338
Rightmove PLC	29,874	1,826,633
United Internet AG	47,480	2,239,638
Yahoo! Inc.(1)	44,381	1,683,815

		$26,201,973

IT Services — 6.0%
Accenture PLC, Class A	33,823	$4,023,922
Amadeus IT Holding SA, Class A	42,349	1,960,700
Atos SE	24,047	2,223,483
Automatic Data Processing, Inc.	63,778	5,602,260
Capgemini SA	21,498	2,050,372
Cardtronics, Inc.(1)	54,808	2,153,406
Cognizant Technology Solutions Corp., Class A(1)	19,048	1,170,309
Fidelity National Information Services, Inc.	20,781	1,543,405
Fiserv, Inc.(1)	59,000	6,214,470
Indra Sistemas SA(1)	168,777	1,924,069
International Business Machines Corp.	30,500	4,689,070
InterXion Holding NV(1)	53,257	1,995,007
MasterCard, Inc., Class A	48,637	4,664,288
Paychex, Inc.	99,122	5,374,395
PayPal Holdings, Inc.(1)	55,778	2,107,851
Visa, Inc., Class A	71,946	5,679,417

		$53,376,424

Leisure Products — 0.2%
Mattel, Inc.	46,130	$1,470,624

		$1,470,624

Machinery — 1.7%
Atlas Copco AB, Class B	84,460	$2,014,874
Caterpillar, Inc.	23,886	1,731,974

Security	Shares	Value
Cummins, Inc.	14,570	$1,667,828
Ingersoll-Rand PLC	61,728	4,124,048
ITT, Inc.	47,907	1,701,177
Schindler Holding AG PC	10,676	1,978,142
Wartsila Oyj Abp	42,904	1,778,337

		$14,996,380

Media — 3.4%
Comcast Corp., Class A	82,394	$5,215,540
Liberty Global PLC, Class C(1)	43,579	1,574,509
Omnicom Group, Inc.	70,416	5,867,765
ProSiebenSat.1 Media SE	41,634	2,094,615
RELX PLC	119,825	2,166,326
Time Warner, Inc.	37,027	2,801,463
Twenty-First Century Fox, Inc., Class A	66,904	1,932,187
Vivendi SA	89,936	1,781,518
Walt Disney Co. (The)	49,221	4,883,708
Wolters Kluwer NV	61,833	2,465,643

		$30,783,274

Metals & Mining — 0.8%
Commercial Metals Co.	105,055	$1,803,794
Kaiser Aluminum Corp.	21,548	1,846,879
Rio Tinto PLC	59,422	1,655,955
Salzgitter AG	69,691	2,225,766

		$7,532,394

Multi-Utilities — 0.2%
Dominion Resources, Inc.	24,540	$1,773,015

		$1,773,015

Multiline Retail — 0.4%
Nordstrom, Inc.	33,595	$1,275,938
Target Corp.	28,315	1,947,506

		$3,223,444

Oil, Gas & Consumable Fuels — 6.3%
Chevron Corp.	60,676	$6,128,276
ConocoPhillips	41,904	1,834,976
ENI SpA	243,341	3,711,192
EOG Resources, Inc.	28,508	2,319,411
Exxon Mobil Corp.	114,705	10,211,039
Frontline Ltd.	206,930	1,752,390
Galp Energia SGPS SA, Class B	149,131	1,951,098
Kinder Morgan, Inc.	96,249	1,740,182
Koninklijke Vopak NV	38,037	1,982,116
Neste Oyj	56,418	1,899,812
Occidental Petroleum Corp.	43,766	3,301,707
OMV AG	70,759	1,965,026
Phillips 66	35,244	2,832,208
Pioneer Natural Resources Co.	12,599	2,019,872
Repsol SA	149,268	1,916,881
Spectra Energy Corp.	58,134	1,852,149
Statoil ASA	116,357	1,839,405
Total SA	116,877	5,668,460
Valero Energy Corp.	27,666	1,513,330

		$56,439,530

Paper & Forest Products — 0.2%
UPM-Kymmene Oyj	105,623	$2,032,295

		$2,032,295

Security	Shares	Value
Personal Products — 0.2%
Unilever NV	42,958	$1,928,803

		$1,928,803

Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	28,692	$2,057,216
Johnson & Johnson	61,285	6,906,207
Merck & Co., Inc.	34,502	1,941,082
Novartis AG	34,034	2,704,766
Novo Nordisk A/S, Class B	39,868	2,231,155
Pfizer, Inc.	61,213	2,124,091
Roche Holding AG PC	7,927	2,082,074
Sanofi	24,057	1,977,301
Teva Pharmaceutical Industries, Ltd.	29,260	1,519,703

		$23,543,595

Professional Services — 0.2%
Bureau Veritas SA	89,111	$1,915,436

		$1,915,436

Real Estate Investment Trusts (REITs) — 8.8%
American Tower Corp.	17,936	$1,897,270
AvalonBay Communities, Inc.	9,638	1,733,683
Boston Properties, Inc.	14,232	1,787,966
British Land Co. PLC (The)	148,991	1,595,364
Crown Castle International Corp.	20,860	1,894,297
DDR Corp.	145,824	2,509,631
Derwent London PLC	37,963	1,808,776
DiamondRock Hospitality Co.	185,468	1,658,084
Duke Realty Corp. REIT	103,201	2,442,768
EastGroup Properties, Inc.	31,809	2,036,730
Equity Residential	24,276	1,680,142
Essex Property Trust, Inc.	7,974	1,811,932
Federal Realty Investment Trust	11,586	1,774,859
Government Properties Income Trust	130,967	2,566,953
Hammerson PLC	209,329	1,754,779
Kimco Realty Corp.	63,276	1,783,118
Klepierre	42,860	1,958,913
Land Securities Group PLC	98,460	1,659,421
Lexington Realty Trust	231,074	2,183,649
LTC Properties, Inc.	40,724	1,898,553
Mack-Cali Realty Corp.	77,404	2,031,081
Merlin Properties Socimi SA	148,353	1,632,172
Monogram Residential Trust, Inc.	179,735	1,822,513
Pennsylvania Real Estate Investment Trust	85,115	1,795,926
Physicians Realty Trust	119,919	2,277,262
Potlatch Corp.	58,511	1,999,906
ProLogis, Inc.	42,169	2,004,293
Public Storage	6,690	1,697,320
QTS Realty Trust, Inc., Class A	38,283	1,978,083
Regency Centers Corp.	30,400	2,328,640
Retail Opportunity Investments Corp.	96,424	1,949,693
Ryman Hospitality Properties, Inc.	47,256	2,318,379
Select Income REIT	89,525	2,205,001
Simon Property Group, Inc.	8,795	1,738,244
STAG Industrial, Inc.	91,743	1,958,713
Unibail-Rodamco SE	7,417	1,994,805
Vornado Realty Trust	19,293	1,842,867
Washington Real Estate Investment Trust	72,415	2,145,656
Weingarten Realty Investors REIT	70,336	2,646,744
Wereldhave NV	34,333	1,747,814

		$78,552,000

Security	Shares	Value
Real Estate Management & Development — 0.5%
Deutsche Wohnen AG, Bearer Shares	73,000	$2,346,004
Swiss Prime Site AG	22,316	1,912,829

		$4,258,833

Road & Rail — 0.3%
Union Pacific Corp.	31,024	$2,611,911

		$2,611,911

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries, Inc.(1)	58,534	$2,234,243
Analog Devices, Inc.	30,549	1,787,117
Applied Materials, Inc.	87,982	2,148,520
ARM Holdings PLC	118,550	1,698,090
ASML Holding NV	21,888	2,183,299
Broadcom, Ltd.	11,928	1,841,206
Intel Corp.	134,140	4,237,483
Intersil Corp.	133,537	1,805,420
MKS Instruments, Inc.	56,058	2,297,257
QUALCOMM, Inc.	51,794	2,844,526
Silicon Laboratories, Inc.(1)	42,109	2,094,923
Tessera Technologies, Inc.	65,349	2,108,812
Texas Instruments, Inc.	45,264	2,742,998

		$30,023,894

Software — 4.6%
Adobe Systems, Inc.(1)	20,233	$2,012,577
AVG Technologies NV(1)	91,094	1,750,827
CDK Global, Inc.	39,020	2,157,806
Dassault Systemes SA	25,747	2,051,025
Intuit, Inc.	55,643	5,934,882
Microsoft Corp.	201,895	10,700,435
Oracle Corp.	162,912	6,549,062
Sage Group PLC (The)	195,487	1,733,526
salesforce.com, inc.(1)	24,814	2,077,180
SAP SE	47,646	3,858,833
Temenos Group AG	37,131	2,061,622

		$40,887,775

Specialty Retail — 1.6%
Hennes & Mauritz AB, Class B	48,867	$1,499,981
Home Depot, Inc. (The)	46,709	6,171,193
Lowe’s Cos., Inc.	46,109	3,694,714
TJX Cos., Inc. (The)	42,086	3,203,586

		$14,569,474

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	145,928	$14,572,370
Electronics for Imaging, Inc.(1)	55,029	2,411,921
EMC Corp.	91,430	2,555,468
Hewlett Packard Enterprise Co.	66,476	1,227,812

		$20,767,571

Textiles, Apparel & Luxury Goods — 1.0%
Compagnie Financiere Richemont SA, Class A	25,512	$1,503,743
Hermes International	5,528	1,999,480
NIKE, Inc., Class B	66,228	3,657,110
Swatch Group AG (The), Bearer Shares	4,987	1,467,067

		$8,627,400

Thrifts & Mortgage Finance — 0.6%
Aareal Bank AG	88,862	$3,264,196
Astoria Financial Corp.	117,826	1,882,859

		$5,147,055

Security	Shares	Value
Tobacco — 0.4%
British American Tobacco PLC	30,107	$1,831,476
Philip Morris International, Inc.	18,363	1,812,061

		$3,643,537

Water Utilities — 0.3%
United Utilities Group PLC	194,410	$2,729,563

		$2,729,563

Total Common Stocks (identified cost $776,495,620)		$843,427,784

Exchange-Traded Funds — 1.8%

Security	Shares	Value
Equity Funds — 1.8%
VanEck Vectors Junior Gold Miners ETF	470,000	$15,933,000

Total Exchange-Traded Funds (identified cost $13,342,407)		$15,933,000

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.51%(2)	$30,053	$30,052,507

Total Short-Term Investments (identified cost $30,052,507)		$30,052,507

Total Investments — 99.4% (identified cost $819,890,534)		$889,413,291

Other Assets, Less Liabilities — 0.6%		$5,076,474

Net Assets — 100.0%		$894,489,765

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2016 was $252,820.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	66.4%	$593,652,462
United Kingdom	6.0	53,455,882
France	5.1	45,635,210
Switzerland	4.8	42,783,457
Germany	4.7	42,082,731
Netherlands	2.0	18,221,427
Spain	1.7	14,837,942
Sweden	1.6	14,058,318
Finland	1.0	9,257,507
Denmark	0.9	7,977,240
Norway	0.8	7,335,269
Belgium	0.6	5,816,122
Italy	0.6	5,208,189
Austria	0.4	3,682,845
Luxembourg	0.2	2,100,793
Ireland	0.2	2,062,890
Portugal	0.2	1,951,098
Singapore	0.2	1,841,206
Israel	0.2	1,519,703
Exchange-Traded Funds	1.8	15,933,000

Total Investments	99.4%	$889,413,291

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	149,335,550	EUR	130,000,000	Morgan Stanley & Co. International PLC	6/6/16	$4,673,187	$—

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini S&P 500 Index	290	Long	Jun-16	$ 28,545,383	$30,376,050	$1,830,667

Abbreviations:

PC	-	Participation Certificate

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At May 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at May 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts*	$1,830,667	$—

Total		$1,830,667	$—

Foreign Exchange	Forward foreign currency exchange contracts	$4,673,187	$—

Total		$4,673,187	$—

*	Amount represents cumulative unrealized appreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$819,676,587

Gross unrealized appreciation	$94,564,828
Gross unrealized depreciation	(24,828,124)

Net unrealized appreciation	$69,736,704

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$72,214,187	$26,201,051		$—	$98,415,238
Consumer Staples	11,300,833	12,538,201		—	23,839,034
Energy	49,878,859	32,289,588		—	82,168,447
Financials	172,315,660	93,265,468		—	265,581,128
Health Care	14,954,653	10,514,999		—	25,469,652
Industrials	46,259,637	24,883,195		—	71,142,832
Information Technology	159,762,369	31,163,078		—	190,925,447
Materials	33,529,261	32,455,427		—	65,984,688
Telecommunication Services	6,721,882	3,688,962		—	10,410,844
Utilities	6,760,911	2,729,563		—	9,490,474
Total Common Stocks	$573,698,252	$269,729,532	*	$—	$843,427,784
Exchange-Traded Funds	$15,933,000	$—		$—	$15,933,000
Short-Term Investments	—	30,052,507		—	30,052,507
Total Investments	$589,631,252	$299,782,039		$—	$889,413,291
Forward Foreign Currency Exchange Contracts	$—	$4,673,187		$—	$4,673,187
Futures Contracts	1,830,667	—		—	1,830,667
Total	$591,461,919	$304,455,226		$—	$895,917,145

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Richard Bernstein Market Opportunities Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Exchange-Traded Funds(1) — 98.8%

Security	Shares	Value
Equity Funds — 98.8%
Vanguard Energy ETF	6,792	$631,860
Vanguard Financials ETF	38,391	1,876,936
Vanguard Information Technology ETF	15,638	1,720,024
Vanguard Materials ETF	6,053	624,488
Vanguard Small-Cap ETF	15,362	1,775,847
WisdomTree Europe Hedged Equity Fund	58,867	3,154,094

Total Exchange-Traded Funds (identified cost $9,903,317)		$9,783,249

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.51%(2)	$158	$157,926

Total Short-Term Investments (identified cost $157,926)		$157,926

Total Investments — 100.4% (identified cost $10,061,243)		$9,941,175

Other Assets, Less Liabilities — (0.4)%		$(40,640)

Net Assets — 100.0%		$9,900,535

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2016 was $10,388.

The Fund did not have any open financial instruments at May 31, 2016.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: During the fiscal year to date ended May 31, 2016, the Fund entered into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: During the fiscal year to date ended May 31, 2016, the Fund engaged in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

1

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,049,818

Gross unrealized appreciation	$283,060
Gross unrealized depreciation	(391,703)

Net unrealized depreciation	$(108,643)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,783,249	$—	$—	$9,783,249
Short-Term Investments	—	157,926	—	157,926
Total Investments	$9,783,249	$157,926	$—	$9,941,175

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On April 26, 2016, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on June 29, 2016.

2

Eaton Vance

Worldwide Health Sciences Fund

May 31, 2016 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2016, the value of the Fund’s investment in the Portfolio was $1,510,948,723 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value
Biotechnology — 36.8%
AbbVie, Inc.	1,225,000	$77,089,250
Actelion, Ltd.	160,000	26,269,772
Alexion Pharmaceuticals, Inc.(1)	396,700	59,862,030
Amgen, Inc.	402,800	63,622,260
Biogen, Inc.(1)	176,000	50,992,480
BioMarin Pharmaceutical, Inc.(1)	370,500	33,215,325
Bluebird Bio, Inc.(1)	111,100	5,027,275
Celgene Corp.(1)	139,500	14,720,040
Celltrion, Inc.(1)	236,060	19,609,437
Gilead Sciences, Inc.	327,100	28,477,326
Incyte Corp.(1)	363,900	30,716,799
Medivation, Inc.(1)	292,900	17,708,734
Ophthotech Corp.(1)	331,000	17,774,700
Portola Pharmaceuticals, Inc.(1)	467,200	12,838,656
Puma Biotechnology, Inc.(1)	142,000	5,366,180
Regeneron Pharmaceuticals, Inc.(1)	108,200	43,164,226
Vertex Pharmaceuticals, Inc.(1)	528,100	49,192,515

		$555,647,005

Health Care Equipment — 12.8%
Boston Scientific Corp.(1)	3,880,000	$88,114,800
Edwards Lifesciences Corp.(1)	175,800	17,316,300
Intuitive Surgical, Inc.(1)	110,000	69,818,100
NuVasive, Inc.(1)	344,200	18,714,154

		$193,963,354

Health Care Facilities — 3.7%
HCA Holdings, Inc.(1)	709,300	$55,339,586

		$55,339,586

Health Care Services — 1.6%
Express Scripts Holding Co.(1)	318,800	$24,085,340

		$24,085,340

Health Care Supplies — 2.2%
Cooper Cos., Inc. (The)	205,000	$33,376,050

		$33,376,050

Life Sciences Tools & Services — 3.5%
Agilent Technologies, Inc.	125,000	$5,736,250
Illumina, Inc.(1)	180,000	26,069,400
Thermo Fisher Scientific, Inc.	141,000	21,399,570

		$53,205,220

Managed Health Care — 5.0%
Molina Healthcare, Inc.(1)	313,000	$15,158,590
UnitedHealth Group, Inc.	177,300	23,699,691
WellCare Health Plans, Inc.(1)	369,000	37,423,980

		$76,282,261

1

Security	Shares	Value
Pharmaceuticals — 28.2%
Allergan PLC(1)	273,025	$64,365,644
Bristol-Myers Squibb Co.	1,108,400	79,472,280
Eli Lilly & Co.	611,000	45,843,330
Novartis AG	255,700	20,321,108
Novo Nordisk A/S, Class B	608,500	34,053,824
Ono Pharmaceutical Co., Ltd.	1,734,200	76,604,809
Roche Holding AG PC	165,000	43,338,233
Santen Pharmaceutical Co., Ltd.	1,250,000	18,273,986
Shire PLC ADR	82,128	15,288,948
Teva Pharmaceutical Industries, Ltd. ADR	542,000	28,113,540

		$425,675,702

Total Common Stocks (identified cost $1,152,903,707)		$1,417,574,518

Short-Term Investments — 6.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.51%(2)	$90,532	$90,531,971

Total Short-Term Investments (identified cost $90,531,971)		$90,531,971

Total Investments — 99.8% (identified cost $1,243,435,678)		$1,508,106,489

Other Assets, Less Liabilities — 0.2%		$2,842,585

Net Assets — 100.0%		$1,510,949,074

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2016 was $131,020.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	81.2%	$1,226,232,832
Japan	6.3	94,878,795
Switzerland	5.9	89,929,113
Denmark	2.2	34,053,824
Israel	1.9	28,113,540
South Korea	1.3	19,609,437
Ireland	1.0	15,288,948

Total Investments	99.8%	$1,508,106,489

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

2

The Portfolio did not have any open financial instruments at May 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,251,711,562

Gross unrealized appreciation	$304,843,662
Gross unrealized depreciation	(48,448,735)

Net unrealized appreciation	$256,394,927

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$509,767,796	$45,879,209		$—	$555,647,005
Health Care Equipment	193,963,354	—		—	193,963,354
Health Care Facilities	55,339,586	—		—	55,339,586
Health Care Services	24,085,340	—		—	24,085,340
Health Care Supplies	33,376,050	—		—	33,376,050
Life Sciences Tools & Services	53,205,220	—		—	53,205,220
Managed Health Care	76,282,261	—		—	76,282,261
Pharmaceuticals	233,083,742	192,591,960		—	425,675,702
Total Common Stocks	$1,179,103,349	$238,471,169	*	$—	$1,417,574,518
Short-Term Investments	$—	$90,531,971		$—	$90,531,971
Total Investments	$1,179,103,349	$329,003,140		$—	$1,508,106,489

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2016